LEASES (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)
LEASES
Options to terminate, Operating lease	true	true
Options to terminate, Finance lease	true	true
Weighted average remaining lease term, years, Operating lease	4 years 2 months 12 days		2 years 7 months 6 days		4 years 2 months 12 days
Weighted average remaining lease term, years, Finance lease	8 years		7 years 3 months 18 days		8 years
Weighted average discount rate, Operating lease	6.20%		7.30%		6.20%
Weighted average discount rate, Financing lease	6.40%		8.90%		6.40%
Sublease income	₽ 8,525	$ 115.4	₽ 7,544	₽ 1,473
Finance leases that have not yet commenced	₽ 9,406				$ 127.3
Finance lease not yet commenced, lease term	20 years				20 years
Maximum
LEASES
Remaining lease terms , Operating lease	5 years				5 years
Remaining lease terms , Finance lease	5 years				5 years
Minimum
LEASES
Remaining lease terms , Operating lease	1 year				1 year
Remaining lease terms , Finance lease	1 year				1 year